Derivative Instruments - Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings (Detail) - Asset and Liability Management Positions [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (15)	$ (26)	$ 25
Derivative Instruments, Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(120)	(115)	(118)
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 101	$ 130	$ (45)